New and amended standards and interpretations (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New and amended standards and interpretations
Further, at the date of authorization of these financial statements, On has not applied the following new and revised IFRS Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Insurance contracts	IFRS 17	January 1, 2023
Classification of liabilities as current or non-current	Amendments to IAS 1	January 1, 2023
Presentation of Financial Statements, Disclosure of Accounting Policies	Amendments to IAS 1	January 1, 2023
Income Taxes- Deferred tax related to assets and liabilities arising from a single transaction	Amendments to IAS 12	January 1, 2023
Accounting Policies, Changes in Accounting Estimates and Errors	Amendment to IAS 8	January 1, 2023